CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 9,723,160	$ 1,490,140	¥ 3,700,029	¥ 2,115,697
Net income from discontinued operations	(9,849,538)	(1,509,507)	(4,243,507)	(1,497,986)
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	535,498	82,069	275,741	65,054
Amortization of acquired intangible assets and land use rights	756,427	115,928	699,243	60,246
Amortization of right-of-use assets	114,010	17,473	78,222	0
Allowance for doubtful accounts	64,928	9,951	169,522	53,441
(Gain) loss on disposal of property and equipment, intangible assets and other long-term assets	19,193	2,941	1,161	(803)
Impairment of investments	43,861	6,722	62,334	35,348
Impairment of property and equipment	0	0	5,347	0
Impairment of intangible assets	0	0	3,061	0
Share-based compensation	635,976	97,468	526,076	228,134
Share of (income) loss in equity method investments, net of income taxes	51,759	7,932	(41,315)	(120,636)
Gain on disposal and deemed disposal of investments	(1,897,128)	(290,748)	0	(16,178)
Gain on disposal of business	0	0	(82,699)	0
Cash dividend received from an equity in investee	2,400	368	0	0
Deferred income taxes, net	87,205	13,365	(138,448)	14,277
Foreign currency exchange losses (gains), net	118,859	18,216	(8,639)	565
Interest expense	446,018	68,355	211,226	0
Investment income	19,252	2,950	(28,712)	(14,552)
Gain on fair value changes of investments	(1,127,714)	(172,830)	(2,679,312)	(1,487,405)
Fair value loss on derivative liabilities	42,320	6,486	16,011	0
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable	(385,413)	(59,067)	(113,617)	(37,383)
Interest receivables recorded in financing receivables	(2,541)	(389)	(13,720)	(832)
Prepayments and other assets	(226,932)	(34,781)	(163,232)	(72,783)
Amounts due from related parties	(15,437)	(2,366)	(227,662)	140,723
Inventory	0	0	0	315
Lease liabilities	(104,278)	(15,981)	(77,738)	0
Amounts due to related parties	30,272	4,639	22,713	(53,804)
Accounts payable	(81,351)	(12,468)	(26,388)	12,408
Deferred revenue	269,565	41,313	(7,258)	(10,697)
Advances from customers	(9,344)	(1,432)	2,639	1,657
Income taxes payable	(23,718)	(3,635)	61,212	69,239
Accrued liabilities and other current liabilities	743,906	114,009	786,482	353,638
Net cash used in continuing operating activities	(18,785)	(2,879)	(1,231,228)	(162,317)
Net cash provided by discontinued operating activities	3,442,891	527,646	5,812,919	4,627,131
Net cash provided by operating activities	3,424,106	524,767	4,581,691	4,464,814
Cash flows from investing activities
Placements of short-term deposits	(8,253,784)	(1,264,948)	(11,086,310)	(3,730,907)
Maturities of short-term deposits	9,393,835	1,439,668	4,417,151	6,873,339
Placements of long-term deposits	0	0	0	(1,000,000)
Placements of short-term investments	(6,287,502)	(963,602)	(4,829,241)	(2,641,322)
Maturities of short-term investments	6,405,431	981,675	2,204,513	2,101,533
Placements of derivative financial instruments	0	0	(10,832)	0
Purchase of property and equipment	(1,043,642)	(159,945)	(853,807)	(232,032)
Purchase of intangible assets and land use right	(13,647)	(2,091)	(47,668)	(6,255)
Purchase of other non-current assets	(59)	(9)	(132,000)	0
Prepayments for investments	0	0	(525)	0
Cash paid for investments	(1,427,926)	(218,839)	(548,731)	(2,354,337)
Cash received from disposal of investments	5,715,243	875,899	163,526	708,476
Cash distribution received from equity investees	80,552	12,345	0	6,125
Acquisition of businesses, net of cash, cash equivalents and restricted cash acquired	(32,303)	(4,951)	(1,656,763)	0
Deconsolidation and disposal of a subsidiary, net of cash disposed	665	102	0	0
Payments on behalf of (repayments from) related parties, net	(2,300)	(352)	12,261	2,543
Loans to related parties	(5,000)	(766)	(170,000)	(188,000)
Repayments of loans from related parties	0	0	0	20,000
Loans to employees and third parties	(56,238)	(8,619)	(48,218)	(282,031)
Repayments of loans from employees and third parties	200,043	30,658	142,663	35,067
Payments to originate financing receivables	0	0	(779,414)	(1,458,012)
Principal collection from financing receivables	91,988	14,098	1,489,148	346,028
Proceeds from disposal of property and equipment	5,724	877	2,099	1,105
Net cash (used in) provided by continuing investing activities	4,771,080	731,200	(11,732,148)	(1,798,680)
Net cash (used in) provided by discontinued investing activities	643,857	98,675	(3,877,752)	(4,496,706)
Net cash (used in) provided by investing activities	5,414,937	829,875	(15,609,900)	(6,295,386)
Cash flows from financing activities
Proceeds from exercise of vested share options	0	0	0	7
Capital contributions from the non-controlling interests shareholders	10,548	1,617	0	658
Capital contributions from mezzanine equity holders	0	0	100,536	312,149
Dividends paid to shareholders	(446,283)	(68,396)	0	0
Dividend paid to non-controlling interests in a subsidiary	(2,251)	(345)	0	0
Purchase of non-controlling interests and redeemable non-controlling interests	(18,074)	(2,770)	0	0
Acquisition of a subsidiary's shares from mezzanine equity holders	0	0	0	(30,000)
Partial disposal of Huya's interests to non-controlling interest shareholders	0	0	748,005	378,548
Purchase of capped call option in relation to repurchase of common shares	84,781	12,993	(83,027)
Proceeds from bank borrowings	1,076,396	164,964	1,550,453	691,612
Repayment of bank borrowings	(918,380)	(140,748)	(1,014,496)	(1,308,092)
Proceeds from issuance of common shares, net of issuance cost	0	0	0	(4,473)
Repurchase of common shares	(732,935)	(112,327)	(168,072)	0
Proceeds from issuance of convertible bonds, net of issuance costs	0	0	6,209,590	0
Repayment of convertible bonds	0	0	(6,734)	0
Deemed contribution from Huya	978	150	10,119	0
Net cash provided by (used in) continuing financing activities	(945,220)	(144,862)	7,346,374	40,409
Net cash provided by discontinued financing activities	8,591	1,317	2,123,532	4,126,861
Net cash provided by (used in) financing activities	(936,629)	(143,545)	9,469,906	4,167,270
Net increase/(decrease) in cash, cash equivalents and restricted cash	7,902,414	1,211,097	(1,558,303)	2,336,698
Cash, cash equivalents and restricted cash at the beginning of the year	4,551,464	697,542	6,004,231	3,617,432
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(581,358)	(89,097)	105,536	50,101
Cash, cash equivalents and restricted cash at the end of the year	11,872,520	1,819,542	4,551,464	6,004,231
Less: Cash, cash equivalents and restricted cash of held for sales at the end of the year	206,191	31,600	1,184,307	757,257
Cash, cash equivalents and restricted cash of continuing operations at the end of the year	11,666,329	1,787,942	3,367,157	5,246,974
Supplemental disclosure of cash flows information of continuing operation:
-Cash paid for interest, net of amounts capitalized	(99,021)	(15,176)	(53,479)	(9,354)
-Income taxes paid	(468,664)	(71,826)	(492,679)	(354,959)
Supplemental disclosures of non-cash investing and financing activities of continuing operation:
-Acquisition of property and equipment	¥ 110,231	$ 16,894	115,826	54,881
-Disposal of investments and business			366,882	77,423
-Common shares issued for the acquisition of Bigo			¥ 7,704,420	¥ 0